Basis of preparation and changes to Group's accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Basis of preparation and changes to Group's accounting policies
Statement of compliance

Statement of compliance

The interim financial statements for the three and six months ended June 30, 2020 and 2019 have been prepared in accordance with IAS 34 Interim Financial Reporting. The interim financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with Affimed N.V.’s annual consolidated financial statements as of December 31, 2019.

The interim financial statements were authorized for issuance by the management board on August 11, 2020.

Critical judgments and accounting estimates

Critical judgments and accounting estimates

The preparation of the interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

In preparing these interim financial statements, the critical judgments made by management in applying the Company’s accounting policies were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2019.

Functional and presentation currency

Functional and presentation currency

These interim financial statements are presented in Euro, which is the Company’s functional currency. All financial information presented in Euro has been rounded to the nearest thousand (abbreviated €) or million (abbreviated € million).

Significant Accounting Policies

Significant accounting policies

The accounting policies applied by the Company in these interim financial statements are the same as those applied by the Company in its consolidated financial statements as of and for the year ended December 31, 2019 with the exception of new amendments to standards and new or amended interpretations applied for the first time as described below.

New standards and interpretations applied for the first time

New standards and interpretations applied for the first time

The following amendments to standards and new or amended interpretations are effective for annual periods beginning on or after January 1, 2020, and have been applied  in preparing these financial statements:

Standard/interpretation	Effective Date

Amendments to References to the Conceptional Framework	January 1, 2020
Amendments to IAS 1 and IAS 8: Definition of Material	January 1, 2020
Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform	January 1, 2020
Amendments to IFRS 3 Business Combination	January 1, 2020
Amendment to IFRS 16 Leases Covid 19-Related Rent Concessions	June 1, 2020

None of the amendments to standards and new or amended interpretations had a material effect on the interim financial statements.

Fair Value Measurement

Fair Value Measurement

All assets and liabilities for which fair value is recognized in the interim financial statements are classified in accordance with the following fair value hierarchy, based on the lowest level input parameter that is significant on the whole for fair value measurement:

•	Level 1 – Prices for identical assets or liabilities quoted in active markets (non-adjusted)
•	Level 2 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is directly or indirectly observable for on the market
•	Level 3 – Measurement procedures, in which the lowest level input parameter significant on the whole for fair value measurement is not directly or indirectly observable for on the market

The carrying amount of all trade and other receivables, certificates of deposit, cash and cash equivalents and trade and other payables is a reasonable approximation of the fair value and, therefore, information about the fair values of those financial instruments has not been disclosed. The measurement of the fair value of the shares held by the group and note disclosure for the fair value of a loan (financial liability) is based on level 2 measurement procedures (see notes 5 and 10).

New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

The following standards, amendments to standards and interpretations are effective for annual periods beginning after December 31, 2019 and have not been applied in preparing these consolidated financial statements.

Standard/interpretation	Effective Date

Amendments to IAS 1 Presentation of Financial Statements:
Classification of Liabilities as Current or Non-current	January 1, 2022
Amendments to IFRS 3 Business Combinations	January 1, 2022
Amendments to IAS 16 Property, Plant and Equipment	January 1, 2022
Amendments to AS 37 Provisions, Contingent Liabilities and Contingent Assets	January 1, 2022
Annual Improvements 2018-2020	January 1, 2022